Right of Use Assets - Lease - Summary Of Right of Use Asset (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019	$ 30,394
Additions during the period	442,684
Amortization in the period	(32,750)
Balance at June 30, 2020	440,328
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019	34,172
Additions during the period	442,684
Amortization in the period
Balance at June 30, 2020	476,856
Accumulated Amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019	(3,778)
Additions during the period
Amortization in the period	(32,750)
Balance at June 30, 2020	$ (36,528)